Schedule of Financial Assets Measured at Fair Value on a Recurring Basis (Details) - USD ($)	Aug. 31, 2024	Nov. 30, 2023	Nov. 30, 2022
Platform Operator, Crypto Asset [Line Items]
Cash and marketable securities held in trust account	$ 54,519,214	$ 82,949,890	$ 118,051,563
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto Asset [Line Items]
Cash and marketable securities held in trust account	$ 54,519,214	$ 82,949,890